PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	March 31,
	2013	2014
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	27,631,940	25,831,772
Furniture, fixtures and office equipment	572,567	337,442
Software	12,828,775	13,676,153
Motor vehicles	2,023,598	2,277,113
Leasehold improvements	10,204,808	6,792,895
	106,310,901	101,964,588
Less: accumulated depreciation and amortization	(45,000,211)	(46,150,406)
Property and equipment, net	61,310,690	55,814,182

Schedule of allocation of depreciation expense recognized

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB

Cost of revenues	2,306,543	1,746,736	1,774,066
Research and development	362,720	876,166	727,821
Sales and marketing	238,776	726,239	460,870
General and administrative	5,611,387	4,754,001	4,863,051
Total depreciation expense	8,519,426	8,103,142	7,825,808